Tax (Tables)	12 Months Ended
Dec. 31, 2019
Tax
Schedule of current and deferred tax expense

	2019	2018*	2017*
	£m	£m	£m
Current tax
Charge for the year	(673)	(1,025)	(925)
Over provision in respect of prior years	122	125	227
	(551)	(900)	(698)
Deferred tax
Credit/(charge) for the year	38	(280)	108
Increase/(reduction) in the carrying value of deferred tax assets	62	7	(30)
Over/(under) provision in respect of prior years	19	(35)	(111)
Tax charge for the year	(432)	(1,208)	(731)

*Restated for IAS12 ‘Income taxes’. Refer to Accounting policy 1, Other amendments to IFRS.

Schedule of reconciliation of actual tax charge from the expected tax charge

	2019	2018 *	2017*
	£m	£m	£m
Expected tax charge	(804)	(638)	(431)
Losses and temporary differences in year where no deferred tax asset recognised	(4)	(55)	(303)
Foreign profits taxed at other rates	23	(8)	104
UK tax rate change impact	—	—	(7)
Items not allowed for tax:
- losses on disposals and write-downs	(71)	(44)	(69)
- UK bank levy	(26)	(38)	(45)
- regulatory and legal actions	(165)	(203)	(56)
- other disallowable items	(62)	(63)	(110)
Non-taxable items:
- Alawwal bank merger gain disposal	215	—	—
- FX recycling on the liquidation of RFS Holdings	279	—	—
- other non-taxable items	80	47	134
Taxable foreign exchange movements	(1)	(27)	27
Losses brought forward and utilised	27	14	11
Increase/(decrease) in the carrying value of deferred tax assets in respect of:
- UK losses	129	7	(30)
- Ireland losses	(67)	—	—
Banking surcharge	(199)	(357)	(165)
Tax on paid-in equity	73	67	93
Adjustments in respect of prior years (1)	141	90	116
Actual tax charge	(432)	(1,208)	(731)

*Restated for IAS12 ‘Income taxes’. Refer to Accounting policy 1, Other amendments to IFRS.

Note:

(1)

Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities. Current taxation balances include provisions in respect of uncertain tax positions, in particular in relation to restructuring and other costs where the taxation treatment remains subject to agreement with the relevant tax authorities.

Schedule of deferred tax asset and liability

	2019	2018
	£m	£m
Deferred tax asset	(1,011)	(1,412)
Deferred tax liability	266	454
Net deferred tax asset	(745)	(958)

Schedule of net deferred tax asset

					Tax
		Accelerated			losses
		capital	Expense	Financial	carried
	Pension	allowances	provisions	instruments	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2018	(393)	192	(266)	198	(939)	51	(1,157)
Implementation of IFRS 9 on 1 January 2018	—	—	—	16	—	—	16
(Credit)/charge to income statement	(40)	22	121	154	5	46	308
(Credit)/charge to other comprehensive income	(95)	1	—	(23)	—	33	(84)
Currency translation and other adjustments	—	5	(14)	4	(2)	(34)	(41)
At 1 January 2019	(528)	220	(159)	349	(936)	96	(958)
Implementation of IFRS16 on 1 January 2019	—	—	—	—	—	(60)	(60)
Acquisitions and disposals of subsidiaries	(1)	(1)	—	18	—	—	16
Charge/(credit) to income statement	28	(43)	41	(81)	(28)	(36)	(119)
Charge/(credit) to other comprehensive income	362	—	—	30	—	(20)	372
Currency translation and other adjustments	—	(4)	—	(1)	13	(4)	4
At 31 December 2019	(139)	172	(118)	315	(951)	(24)	(745)

Schedule of recognised deferred tax assets in respect of tax losses

	2019	2018
	£m	£m
UK tax losses carried forward
- NWM Plc	75	151
- NWB Plc	530	505
- RBS Plc	150	—
- Ulster Bank Limited	15	19
Total	770	675
Overseas tax losses carried forward
- Ulster Bank Ireland DAC	181	261
	951	936